CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 19, 2016	Dec. 31, 2015
Net loss	$ (3,060)	$ (12,280)	$ (25,793)	$ (313,948)	$ (310,888)	$ (81,872)
Other comprehensive income (loss)
Unrealized holding loss arising during period			80	(106)		(277)
Net amount reclassified to earnings			85	113		338
Net change in unrealized gain (loss)			(5)	7		61
Comprehensive loss		(12,280)	(25,788)	(313,941)		(81,811)
Less: Comprehensive loss attributable to noncontrolling interests		(8,108)	(456)	6,424		981
Comprehensive loss attributable to Select Energy Services, Inc.		$ (4,172)		(1,043)
Predecessor
Net loss				(306,481)	$ (306,481)	(80,891)
Other comprehensive income (loss)
Comprehensive loss				$ 306,474		$ 80,830
Less: Comprehensive loss attributable to noncontrolling interests			$ 25,332